Schedule of Warrant Outstanding (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		20,541,318	9,047,794
Total Warrants Outstanding	804,383	1,194,495
Trading and Over allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	400,568	400,568
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	10,695	10,695
Offering Warrants - February 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	8,607	102,206
Offering Warrants - September 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	95,078	397,727
Inducement Warrants - May 2024 [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	260,799
Warrants Issued for Services Arrangement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement	28,636	22,500
Trading and Over allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		8,812,500	8,812,500
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		235,294	235,294
Offering Warrants February Twenty Twenty Three [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		2,248,521
Offering Warrants September Twenty Twenty Three [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		8,750,003
Warrants Issued for Services Arrangement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued for services arrangement		495,000